SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Service revenues	$ 1,927	$ 1,795	$ 3,780	$ 3,773
Sale of equipment and accessories	106	72	211	160
Other revenue	32	25	63	55
Total Revenue	2,065	1,892	4,054	3,988
Adjusted EBITDA	879	809	1,755	1,729
CAPEX exc. licenses and ROU	502	492	927	860
Algeria
Disclosure of operating segments [line items]
Adjusted EBITDA	71	64	139	145
CAPEX exc. licenses and ROU	17	24	50	38
Bangladesh
Disclosure of operating segments [line items]
Adjusted EBITDA	57	54	112	113
CAPEX exc. licenses and ROU	16	15	42	59
Other frontier markets
Disclosure of operating segments [line items]
Adjusted EBITDA	18	11	24	25
CAPEX exc. licenses and ROU	3	12	6	19
Operating segments | Russia
Disclosure of operating segments [line items]
Sale of equipment and accessories	96	68	193	151
Other revenue	3	0	5	5
Total Revenue	939	907	1,859	1,927
Adjusted EBITDA	354	357	715	784
CAPEX exc. licenses and ROU	299	249	498	415
Operating segments | Pakistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	5	1	10	3
Other revenue	26	21	50	42
Total Revenue	371	288	718	604
Adjusted EBITDA	161	133	317	280
CAPEX exc. licenses and ROU	89	85	181	153
Operating segments | Ukraine
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0	0
Other revenue	1	1	2	2
Total Revenue	257	223	501	461
Adjusted EBITDA	173	151	340	313
CAPEX exc. licenses and ROU	52	58	91	96
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Sale of equipment and accessories	4	1	6	2
Other revenue	0	0	1	1
Total Revenue	138	112	265	230
Adjusted EBITDA	72	61	138	124
CAPEX exc. licenses and ROU	23	28	44	52
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0	0
Other revenue	0	0	0	0
Total Revenue	46	47	91	102
Adjusted EBITDA	18	20	40	45
CAPEX exc. licenses and ROU	1	21	13	26
Operating segments | Algeria
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	1	1	2
Other revenue	0	0	0	0
Total Revenue	162	160	322	345
Adjusted EBITDA	71	64	139	145
CAPEX exc. licenses and ROU	17	24	50	38
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0	0
Other revenue	2	3	5	5
Total Revenue	140	131	275	267
Adjusted EBITDA	57	54	112	113
CAPEX exc. licenses and ROU	16	15	42	59
Operating segments | Other frontier markets
Disclosure of operating segments [line items]
Sale of equipment and accessories	1	1	0	2
Other revenue	0	0	0	0
Total Revenue	20	32	37	69
Adjusted EBITDA	18	11	24	25
CAPEX exc. licenses and ROU	3	12	6	19
HQ and eliminations
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	1	0
Other revenue	0	0	0	0
Total Revenue	(8)	(8)	(14)	(17)
Adjusted EBITDA	(45)	(42)	(70)	(100)
CAPEX exc. licenses and ROU	2	0	2	2
Mobile
Disclosure of operating segments [line items]
Service revenues	1,762	1,628	3,446	3,428
Mobile | Operating segments | Russia
Disclosure of operating segments [line items]
Service revenues	705	711	1,395	1,506
Mobile | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	340	266	658	559
Mobile | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	239	208	466	429
Mobile | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	112	92	214	190
Mobile | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	46	47	91	101
Mobile | Operating segments | Algeria
Disclosure of operating segments [line items]
Service revenues	162	159	321	343
Mobile | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	138	128	270	262
Mobile | Operating segments | Other frontier markets
Disclosure of operating segments [line items]
Service revenues	19	25	37	55
Mobile | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	1	(8)	(6)	(17)
Fixed
Disclosure of operating segments [line items]
Service revenues	165	167	334	345
Fixed | Operating segments | Russia
Disclosure of operating segments [line items]
Service revenues	135	128	266	265
Fixed | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	0	0	0	0
Fixed | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	17	14	33	30
Fixed | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	22	19	44	37
Fixed | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	0	0	0	1
Fixed | Operating segments | Algeria
Disclosure of operating segments [line items]
Service revenues	0	0	0	0
Fixed | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	0	0	0	0
Fixed | Operating segments | Other frontier markets
Disclosure of operating segments [line items]
Service revenues	0	6	0	12
Fixed | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	$ (9)	$ 0	$ (9)	$ 0